INVESTMENTS (Details 5) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	May. 31, 2015 USD ($)	Dec. 31, 2012 CNY (¥)	Sep. 30, 2015 director	Dec. 31, 2014 shares	Oct. 02, 2011	Sep. 30, 2011
eLong
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)	37.60%
Total consideration of acquisition | $	$ 414
Number Of Seats Allocated			1
Number Of Board Of Directors Seats			8
Home Inns
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)				15.10%		17.50%
Number of shares held | shares				14,400,765
Noncash gain due to remeasurement of equity interest based on issuance of shares | ¥		¥ 39.3
Home Inns | Business Acquired by Home Inns
Equity method investment disclosures
Percentage of equity interest Home Inns acquired in a business					100.00%